Form N-CSR Cover	12 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Mid-Cap Growth Fund, Inc.
Entity Central Index Key	0001022624
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024